The Gabelli Global Utility & Income Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.7%
ENERGY AND UTILITIES — 55.0%
Alternative Energy — 0.7%
Non U.S. Companies
750 Brookfield Renewable Corp. ............. $ 20,940
5,500 Vestas Wind Systems A/S† .............. 75,665
U.S. Companies
7,500 Ormat Technologies Inc. ................ 530,775
400 SolarEdge Technologies Inc.† ............ 6,472
17,250 XPLR Infrastructure LP ................. 163,875
797,727
Diversified Industrial — 2.8%
Non U.S. Companies
22,000 Bouygues SA .......................... 866,143
17,700 Jardine Matheson Holdings Ltd. ......... 749,772
U.S. Companies
200 Chart Industries Inc.† ................... 28,872
25,000 Flowserve Corp. ........................ 1,221,000
3,000 General Electric Co. ..................... 600,450
3,466,237
Electric Transmission and Distribution — 3.8%
Non U.S. Companies
153,500 Algonquin Power & Utilities Corp., New
York ................................ 788,990
1,300 Boralex Inc., Cl. A ...................... 26,126
28,000 Enel Chile SA, ADR ..................... 91,560
9,500 Fortis Inc. ............................. 432,733
650 Fortis Inc., New York .................... 29,627
9,600 Landis+Gyr Group AG ................... 566,429
700 Orsted AS† ............................ 30,578
18,000 Redeia Corp. SA ........................ 361,241
2,500 RWE AG ............................... 89,261
U.S. Companies
500 CenterPoint Energy Inc. ................. 18,115
1,200 Consolidated Edison Inc. ................ 132,708
700 Sempra ............................... 49,952
32,500 Twin Disc Inc. .......................... 246,025
5,500 Unitil Corp. ............................ 317,295
13,200 WEC Energy Group Inc. ................. 1,438,536
4,619,176
Energy and Utilities: Integrated — 29.2%
Non U.S. Companies
140,000 A2A SpA .............................. 336,825
10,000 Chubu Electric Power Co. Inc. ........... 108,207
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 31,840
2,000 E.ON SE ............................... 30,190
14,000 E.ON SE, ADR .......................... 212,135
17,615 EDP SA ................................ 59,275
Shares
Market
Value
9,000 EDP SA, ADR .......................... $ 307,170
14,500 Electric Power Development Co. Ltd. ..... 244,776
35,200 Emera Inc. ............................. 1,482,556
10,000 Endesa SA ............................. 264,918
157,000 Enel SpA .............................. 1,272,721
4,000 Eni SpA ............................... 61,842
7,000 Eni SpA, ADR .......................... 216,510
225,000 Hera SpA .............................. 973,170
15,000 Hokkaido Electric Power Co. Inc. ......... 76,125
20,000 Hokuriku Electric Power Co. ............. 111,221
560,000 Huaneng Power International Inc., Cl. H .. 324,567
131,100 Iberdrola SA ........................... 2,117,871
35,000 Korea Electric Power Corp., ADR† ........ 259,350
23,000 Kyushu Electric Power Co. Inc. .......... 200,190
12,000 Shikoku Electric Power Co. Inc. .......... 92,606
10,000 The Chugoku Electric Power Co. Inc. ..... 57,337
14,000 The Kansai Electric Power Co. Inc. ....... 165,444
10,000 Tohoku Electric Power Co. Inc. ........... 68,805
1,800 Verbund AG ............................ 127,388
U.S. Companies
600 ALLETE Inc. ........................... 39,420
600 Alliant Energy Corp. .................... 38,610
17,000 Ameren Corp. .......................... 1,706,800
19,700 American Electric Power Co. Inc. ......... 2,152,619
21,500 Avista Corp. ........................... 900,205
200 Badger Meter Inc. ...................... 38,050
600 Black Hills Corp. ........................ 36,390
9,500 Dominion Energy Inc. ................... 532,665
1,000 DTE Energy Co. ........................ 138,270
10,000 Duke Energy Corp. ..................... 1,219,700
650 Entergy Corp. .......................... 55,569
2,000 Eos Energy Enterprises Inc.† ............ 7,560
16,000 Evergy Inc. ............................ 1,103,200
17,800 Eversource Energy ...................... 1,105,558
380,000 Gulf Coast Ultra Deep Royalty Trust† ..... 9,500
10,000 Hawaiian Electric Industries Inc.† ........ 109,500
7,200 MGE Energy Inc. ....................... 669,312
20,080 NextEra Energy Inc. ..................... 1,423,471
36,000 NiSource Inc. .......................... 1,443,240
11,000 Northwestern Energy Group Inc. ......... 636,570
34,000 OGE Energy Corp. ...................... 1,562,640
10,000 Otter Tail Corp. ......................... 803,700
14,500 PG&E Corp. ............................ 249,110
13,700 Pinnacle West Capital Corp. ............. 1,304,925
39,500 Portland General Electric Co. ............ 1,761,700
9,900 PPL Corp. ............................. 357,489
14,500 Public Service Enterprise Group Inc. ..... 1,193,350
120,000 The AES Corp. ......................... 1,490,400
17,700 The Southern Co. ....................... 1,627,515
25,000 TXNM Energy Inc. ...................... 1,337,000

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,000 Xcel Energy Inc. ........................ $ 1,274,220
35,531,297
Environmental Services — 0.4%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 44,650
13,800 Veolia Environnement SA ................ 473,771
U.S. Companies
2,640 SkyWater Technology Inc.† .............. 18,718
537,139
Independent Power Producers and Energy
Traders — 0.5%
U.S. Companies
2,000 NRG Energy Inc. ....................... 190,920
3,600 Vistra Corp. ............................ 422,784
613,704
Machinery — 0.2%
Non U.S. Companies
1,750 Accelleron Industries AG, ADR ........... 80,325
U.S. Companies
8,000 Innovex International Inc.† .............. 143,680
224,005
Natural Gas Integrated — 5.2%
Non U.S. Companies
80,000 Snam SpA ............................. 414,787
900 TC Energy Corp. ........................ 42,489
U.S. Companies
500 DT Midstream Inc. ...................... 48,240
29,000 Kinder Morgan Inc. ..................... 827,370
57,500 National Fuel Gas Co. ................... 4,553,425
4,000 ONEOK Inc. ............................ 396,880
6,283,191
Natural Gas Utilities — 3.8%
Non U.S. Companies
1,000 Engie SA .............................. 19,501
9,500 Engie SA, ADR ......................... 185,274
16,000 Italgas SpA ............................ 114,791
100,730 National Grid plc ....................... 1,313,541
3,500 National Grid plc, ADR .................. 229,635
U.S. Companies
5,500 Atmos Energy Corp. .................... 850,190
1,300 Chesapeake Utilities Corp. ............... 166,959
1,000 ONE Gas Inc. .......................... 75,590
Shares
Market
Value
10,000 RGC Resources Inc. .................... $ 208,700
19,000 Southwest Gas Holdings Inc. ............ 1,364,200
2,000 Spire Inc. .............................. 156,500
4,684,881
Natural Resources — 0.9%
Non U.S. Companies
14,000 Cameco Corp. .......................... 576,240
100 Linde plc .............................. 46,564
U.S. Companies
6,800 APA Corp. ............................. 142,936
1,800 Diamondback Energy Inc. ............... 287,784
1,053,524
Oil — 1.3%
Non U.S. Companies
13,500 BP plc, ADR ........................... 456,165
10,000 Petroleo Brasileiro SA, ADR ............. 143,400
16,000 PrairieSky Royalty Ltd. .................. 288,523
7,200 Shell plc, ADR ......................... 527,616
U.S. Companies
1,000 ConocoPhillips ......................... 105,020
1,520,724
Services — 4.4%
Non U.S. Companies
27,200 ABB Ltd., ADR ......................... 1,418,208
23,000 Enbridge Inc. .......................... 1,019,130
3,200 First Sensor AG ........................ 200,689
180 South Bow Corp. ....................... 4,594
U.S. Companies
23,800 AZZ Inc. ............................... 1,989,918
20,000 Halliburton Co. ......................... 507,400
12,500 MDU Resources Group Inc. ............. 211,375
5,351,314
Water — 1.8%
Non U.S. Companies
4,700 Consolidated Water Co. Ltd. ............. 115,103
40,000 Fluence Corp. Ltd.† ..................... 1,425
31,500 Severn Trent plc ........................ 1,029,867
35,000 United Utilities Group plc ................ 455,955
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 16,325
5,000 California Water Service Group .......... 242,300
6,500 Essential Utilities Inc. ................... 256,945
1,000 Middlesex Water Co. .................... 64,100
1,200 SJW Group ............................ 65,628
2,247,648
TOTAL ENERGY AND UTILITIES ....... 66,930,567
..............................................................................

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER — 28.0%
Aerospace — 1.2%
Non U.S. Companies
100,000 Rolls-Royce Holdings plc† .............. $ 967,521
U.S. Companies
9,200 AAR Corp.† ............................ 515,108
1,482,629
Automotive — 2.2%
Non U.S. Companies
350 Ferrari NV ............................. 149,758
85,000 Iveco Group NV ........................ 1,385,091
32,400 Traton SE .............................. 1,089,561
U.S. Companies
500 General Motors Co. ..................... 23,515
2,647,925
Building and Construction — 0.8%
Non U.S. Companies
500 Acciona SA ............................ 65,311
1,000 CRH plc ............................... 87,970
1,400 Sika AG ............................... 337,380
U.S. Companies
1,200 Arcosa Inc. ............................ 92,544
3,125 Everus Construction Group Inc.† ......... 115,906
300 Herc Holdings Inc. ...................... 40,281
2,500 Knife River Corp.† ...................... 225,525
964,917
Business Services — 0.6%
Non U.S. Companies
40,700 JCDecaux SE† ......................... 685,659
Computer Hardware — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 27,345
Computer Software and Services — 0.6%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 125,356
7,500 Prosus NV ............................. 345,273
U.S. Companies
150 Global Payments Inc. ................... 14,688
2,100 Kyndryl Holdings Inc.† .................. 65,940
3,800 N-able Inc.† ........................... 26,942
500 Oracle Corp. ........................... 69,905
3,500 SolarWinds Corp. ...................... 64,505
712,609
Shares
Market
Value
Consumer Products — 0.4%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... $ 425,894
3,000 Salvatore Ferragamo SpA ............... 20,112
446,006
Consumer Services — 0.4%
U.S. Companies
22,000 Matthews International Corp., Cl. A ....... 489,280
Diversified Industrial — 0.4%
Non U.S. Companies
1,300 Velan Inc. .............................. 14,680
U.S. Companies
500 Corning Inc. ........................... 22,890
17,000 Trinity Industries Inc. ................... 477,020
514,590
Electronics — 2.8%
Non U.S. Companies
40,000 Kyocera Corp. .......................... 446,830
1,000 Signify NV ............................. 21,561
105,000 Sony Group Corp., ADR ................. 2,665,950
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 154,110
800 Axcelis Technologies Inc.† .............. 39,736
2,817 Kimball Electronics Inc.† ................ 46,339
1,000 Proto Labs Inc.† ....................... 35,040
50 Texas Instruments Inc. .................. 8,985
100 Universal Display Corp. ................. 13,948
3,432,499
Entertainment — 1.5%
Non U.S. Companies
180,000 Grupo Televisa SAB, ADR ............... 315,000
24,000 Manchester United plc, Cl. A† ........... 314,160
41,000 Ollamani SAB† ......................... 91,138
U.S. Companies
18,000 Fox Corp., Cl. B ........................ 948,780
10,000 Warner Bros Discovery Inc.† ............ 107,300
1,776,378
Financial Services — 5.5%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 54,506
4,500 Brookfield Corp. ........................ 235,845
55,000 Commerzbank AG ...................... 1,247,117
10,000 Janus Henderson Group plc ............. 361,500
2,500 Kinnevik AB, Cl. A ...................... 18,454
135,000 Orascom Financial Holding SAE† ......... 1,191
100,000 Resona Holdings Inc. ................... 858,057
27,000 UBS Group AG ......................... 827,010

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
20,000 UBS Group AG ......................... $ 607,438
U.S. Companies
5,000 AllianceBernstein Holding LP ............ 191,550
600 Bank of America Corp. .................. 25,038
15,500 The Bank of New York Mellon Corp. ...... 1,299,985
350 The Goldman Sachs Group Inc. .......... 191,202
24,500 UGI Corp. .............................. 810,215
500 Wells Fargo & Co. ...................... 35,895
6,765,003
Food and Beverage — 5.5%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,349,610
35,000 Davide Campari-Milano NV .............. 204,895
7,000 Diageo plc, ADR ........................ 733,530
5,400 Fomento Economico Mexicano SAB de CV,
ADR ................................ 526,932
6,000 Heineken NV ........................... 489,050
1,000 Kerry Group plc, Cl. A ................... 105,373
20,000 Kikkoman Corp. ........................ 192,146
45,800 Maple Leaf Foods Inc. .................. 797,892
10,000 Nestlé SA .............................. 1,009,834
2,000 Pernod Ricard SA ...................... 197,359
2,000 Remy Cointreau SA ..................... 93,294
11,000 Yakult Honsha Co. Ltd. .................. 209,271
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 823,100
6,732,286
Health Care — 0.6%
U.S. Companies
27,200 Pfizer Inc. ............................. 689,248
Hotels and Gaming — 0.8%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 83,733
350,000 Mandarin Oriental International Ltd. ...... 612,500
350,000 The Hongkong & Shanghai Hotels Ltd. ... 256,829
953,062
Machinery — 1.6%
Non U.S. Companies
154,500 CNH Industrial NV ...................... 1,897,260
Metals and Mining — 0.4%
U.S. Companies
14,500 Freeport-McMoRan Inc. ................. 548,970
Shares
Market
Value
Semiconductors — 0.2%
Non U.S. Companies
1,873 GLOBALFOUNDRIES Inc.† .............. $ 69,132
U.S. Companies
890 Broadcom Inc. ......................... 149,013
218,145
Specialty Chemicals — 2.0%
Non U.S. Companies
1,800 Axalta Coating Systems Ltd.† ............ 59,706
528 Givaudan SA ........................... 2,266,694
U.S. Companies
2,000 Rogers Corp.† ......................... 135,060
2,461,460
Transportation — 0.5%
U.S. Companies
4,000 GATX Corp. ............................ 621,080
TOTAL OTHER .................... 34,066,351
..............................................................................
COMMUNICATIONS — 15.9%
Cable and Satellite — 2.6%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 573,461
75,000 ITV plc ................................ 76,391
50,000 Liberty Latin America Ltd., Cl. A† ........ 316,500
3,632 Liberty Latin America Ltd., Cl. C† ........ 22,555
1,500 Naspers Ltd., Cl. N ..................... 369,621
42,000 Rogers Communications Inc., Cl. B ....... 1,122,660
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 73,706
14,500 Comcast Corp., Cl. A .................... 535,050
3,000 EchoStar Corp., Cl. A† .................. 76,740
168 Liberty Broadband Corp., Cl. B† .......... 15,010
3,181,694
Telecommunications — 11.2%
Non U.S. Companies
32,000 BCE Inc. ............................... 734,720
103,000 BT Group plc, Cl. A ..................... 220,664
25,000 Deutsche Telekom AG ................... 925,052
52,200 Deutsche Telekom AG, ADR ............. 1,935,054
17,500 Eurotelesites AG† ...................... 98,020
11,000 Itissalat Al-Maghrib ..................... 89,207
445,000 Koninklijke KPN NV ..................... 1,884,776
31,000 Liberty Global Ltd., Cl. A† ............... 356,810
75,000 Orange Belgium SA† .................... 1,232,682
5,000 Orange SA, ADR ........................ 64,650
27,000 Orascom Investment Holding, GDR†(a) ... 378
60,000 Pharol SGPS SA† ...................... 3,439
17,000 Proximus SA ........................... 125,458

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
10,000 Sunrise Communications AG, Cl. A† ...... $ 482,649
1,100 Swisscom AG .......................... 633,492
200,000 Telecom Italia SpA† ..................... 67,214
17,000 Telefonica Brasil SA, ADR ............... 148,240
230,000 Telefonica Deutschland Holding AG ....... 542,661
80,000 Telefonica SA, ADR ..................... 372,800
70,000 Telekom Austria AG ..................... 653,970
46,000 Telesat Corp.† .......................... 866,180
5,000 TELUS Corp. ........................... 71,714
10,000 VEON Ltd., ADR† ....................... 436,100
U.S. Companies
4,000 AT&T Inc. .............................. 113,120
1,000 Cisco Systems Inc. ..................... 61,710
100 Motorola Solutions Inc. ................. 43,781
10,430 Shenandoah Telecommunications Co. .... 131,105
15,000 Telephone and Data Systems Inc. ........ 581,100
900 T-Mobile US Inc. ....................... 240,039
10,200 Verizon Communications Inc. ............ 462,672
13,579,457
Wireless Communications — 2.1%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR .......... 42,660
5,000 Infrastrutture Wireless Italiane SpA ....... 52,930
5,400 SK Telecom Co. Ltd., ADR ............... 114,804
28,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 174,160
115,000 Vodafone Group plc, ADR ............... 1,077,550
U.S. Companies
6,000 Anterix Inc.† ........................... 219,600
13,000 United States Cellular Corp.† ............ 898,950
1,600 Vimeo Inc.† ............................ 8,416
2,589,070
TOTAL COMMUNICATIONS ........... 19,350,221
..............................................................................
WIRELESS COMMUNICATIONS — 0.8%
Wireless Communications — 0.8%
Non U.S. Companies
32,500 Millicom International Cellular SA ........ 983,775
..............................................................................
TOTAL COMMON STOCKS ........... 121,330,914
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 15,250
..............................................................................
Shares
Market
Value
WARRANTS — 0.0%
ENERGY AND UTILITIES — 0.0%
Natural Resources — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... $ 41,505
..............................................................................
OTHER — 0.0%
Diversified Industrial — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 37
..............................................................................
TOTAL WARRANTS ................. 41,542
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.3%
$ 320,000 U.S. Treasury Bills,
4.228% to 4.233%††, 06/12/25 to
06/20/25 ............................ 317,211
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $83,246,212) ..................... $ 121,704,917
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 55.2% $ 67,158,196
Europe .............................. 36.7  44,637,281
Japan ............................... 4.5  5,496,965
Asia/Pacific ......................... 2.0  2,433,395
Latin America ....................... 1.2  1,518,683
South Africa ......................... 0.3  369,621
Africa/Middle East ................... 0.1  90,776
Total Investments ................... 100.0% $ 121,704,917